ORDINARY SHARES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 08, 2022 $ / shares shares	Aug. 12, 2022 USD ($) $ / shares shares	May 11, 2022 shares	May 05, 2022 shares	Mar. 31, 2022 shares	May 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Ordinary shares
Repurchase of ordinary shares | ¥							¥ 1,319,796
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)		25,000,000,000
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $		$ 500,000
Ordinary shares authorized (in shares)								25,000,000,000	25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares								$ 0.00002	$ 0.00002
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd
Ordinary shares
Restriction period					3 years
Number of shares agreed to issue					44,315,854
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan
Ordinary shares
Restriction period				5 years
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of shares issued				71,824,250
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of shares issued				53,868,189
Class A Ordinary Shares
Ordinary shares
Ordinary shares, shares issued								3,601,547,279	2,705,911,235
Ordinary shares, shares outstanding								3,601,547,279	2,705,911,235
Ordinary shares authorized (in shares)		24,114,698,720						24,114,698,720	24,114,698,720
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.00002
Class A Ordinary Shares | Prevailing market prices
Ordinary shares
Repurchase of ordinary shares							¥ 1,319,800	$ 187,300
Repurchase of ordinary shares (in shares)							41,707,914	41,707,914
Forfeited (in shares)	35,246,628
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.00002
Class A Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Conversion ratio			1
Number of Class B ordinary shares converted into Class A ordinary shares			727,407,230
Class A Ordinary Shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares		443,952
Class A Ordinary Shares | RSU | 2022 Share Incentive Plan
Ordinary shares
Restriction period				5 years
Class A Ordinary Shares | RSU | 2022 Share Incentive Plan | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of shares issued				71,824,250
Class A Ordinary Shares | RSU | 2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of shares issued				53,868,189
Class B Ordinary Shares
Ordinary shares
Ordinary shares, shares issued								156,426,896	885,301,280
Ordinary shares, shares outstanding								156,426,896	885,301,280
Ordinary shares authorized (in shares)		885,301,280						885,301,280	885,301,280
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.00002
Class B Ordinary Shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares	1,023,202
ADS
Ordinary shares
Consideration for repurchase of shares | $						$ 1,000,000